Private Placement Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 22, 2018	Jun. 30, 2024	Dec. 31, 2023
Private Placement Warrants [Line Items]
Warrants outstanding shares		2,500,000	2,500,000
Warrant [Member]
Private Placement Warrants [Line Items]
Private placement warrant (in Dollars per share)		$ 115
Private Placement Warrant [Member]
Private Placement Warrants [Line Items]
Generating gross proceeds (in Dollars)	$ 600
Warrants outstanding shares		1,300,000	1,300,000
Private Placement Warrant [Member] | Warrant [Member]
Private Placement Warrants [Line Items]
Additional sale of shares	120,000	1,180,000
Warrant per share (in Dollars per share)	$ 5	$ 5
Aggregate purchase price amount (in Dollars)		$ 5,900